5. OPERATING SEGMENTS (Details 1) - BRL (R$) R$ in Millions			12 Months Ended
	Jan. 02, 2019	[1]	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of revenue [line items]
Revenue from supply of energy			R$ 26,432	R$ 26,927		R$ 24,872
Revenue from Use of Distribution Systems (the TUSD charge)			3,022
CVA and Other financial components in tariff adjustment			455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization			266
Transmission operation and maintenance revenue			280
Transmission construction revenue			201
Interest revenue arising from the financing component in transmission contract asset			438
Generation assets - indemnity revenue
Distribution construction revenue			1,436
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified			16
Gain on inflation updating of concession grant fee			347
Transactions in energy on the CCEE			154
Mechanism for the sale of surplus			234
Supply of gas			2,011
Fine for violation of continuity indicator			(51)
Other operating revenues			1,709	1,721		1,585
Sector / Regulatory charges reported as Deductions from revenue			(11,722)
NET REVENUE			25,228	25,487	[1]	22,266
Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy				26,928
Revenue from Use of Distribution Systems (the TUSD charge)				2,722		2,045
CVA and Other financial components in tariff adjustment				58		1,973
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization				1,428
Transmission operation and maintenance revenue				352		343
Transmission construction revenue				312		138
Interest revenue arising from the financing component in transmission contract asset				328
Generation assets - indemnity revenue				328		55
Transmission assets - indemnity revenue						311
Distribution construction revenue				980		802
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified				18
Gain on inflation updating of concession grant fee				318		321
Transactions in energy on the CCEE				432		217
Supply of gas				2,298		1,995
Fine for violation of continuity indicator				(58)		(44)
Other operating revenues				1,721		1,585
Sector / Regulatory charges reported as Deductions from revenue				(12,351)		(12,314)
NET REVENUE	R$ 22,299			25,486	[2],[3]	22,299	[2]
Operating Segments [member] | Elimination Segments [member]
Disclosure of revenue [line items]
Revenue from supply of energy			(79)
Revenue from Use of Distribution Systems (the TUSD charge)			(24)
Transmission operation and maintenance revenue			(226)
Other operating revenues			(4)
NET REVENUE			(333)	(307)
Operating Segments [member] | Elimination Segments [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy				(76)		(78)
Revenue from Use of Distribution Systems (the TUSD charge)				(25)		(22)
CVA and Other financial components in tariff adjustment
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization
Transmission operation and maintenance revenue				(198)		(177)
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
Other operating revenues				(8)		(16)
Sector / Regulatory charges reported as Deductions from revenue
NET REVENUE				(307)		(293)
Operating Segments [member] | Energy Generation Segment [member]
Disclosure of revenue [line items]
Revenue from supply of energy			7,337
Gain on inflation updating of concession grant fee			347
Transactions in energy on the CCEE			154
Other operating revenues			5
Sector / Regulatory charges reported as Deductions from revenue			(1,306)
NET REVENUE			6,537	6,882
Operating Segments [member] | Energy Generation Segment [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy				7,037		7,065
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization				414
Transmission operation and maintenance revenue
Transmission construction revenue
Generation assets - indemnity revenue						55
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee				318		321
Transactions in energy on the CCEE				439		217
Supply of gas
Fine for violation of continuity indicator
Other operating revenues				82		82
Sector / Regulatory charges reported as Deductions from revenue				(1,408)		(1,366)
NET REVENUE				6,882		6,374
Operating Segments [member] | Energy Transmission Segment [member]
Disclosure of revenue [line items]
Transmission operation and maintenance revenue			506
Transmission construction revenue			201
Interest revenue arising from the financing component in transmission contract asset			438
Other operating revenues			34
Sector / Regulatory charges reported as Deductions from revenue			(436)
NET REVENUE			743	811
Operating Segments [member] | Energy Transmission Segment [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization
Transmission operation and maintenance revenue				550		520
Transmission construction revenue				312		138
Interest revenue arising from the financing component in transmission contract asset				328		311
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
Other operating revenues				28		29
Sector / Regulatory charges reported as Deductions from revenue				(407)		(290)
NET REVENUE				811		708
Operating Segments [member] | Energy Distribution Segment [member]
Disclosure of revenue [line items]
Revenue from supply of energy			19,174
Revenue from Use of Distribution Systems (the TUSD charge)			3,046
CVA and Other financial components in tariff adjustment			455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization			266
Distribution construction revenue			1,385
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified			16
Mechanism for the sale of surplus			234
Fine for violation of continuity indicator			(51)
Other operating revenues			1,561
Sector / Regulatory charges reported as Deductions from revenue			(9,574)
NET REVENUE			16,512	15,919
Operating Segments [member] | Energy Distribution Segment [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy				19,967		17,885
Revenue from Use of Distribution Systems (the TUSD charge)				2,747		2,067
CVA and Other financial components in tariff adjustment				58		1,973
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization				830
Transmission operation and maintenance revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue				937		757
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified				18
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE				(7)
Supply of gas
Fine for violation of continuity indicator				(58)		(44)
Other operating revenues				1,468		1,345
Sector / Regulatory charges reported as Deductions from revenue				(10,041)		(10,226)
NET REVENUE				15,919		13,757
Operating Segments [member] | Gas Segment [member]
Disclosure of revenue [line items]
Distribution construction revenue			51
Supply of gas			2,011
Other operating revenues
Sector / Regulatory charges reported as Deductions from revenue			(398)
NET REVENUE			1,664	1,858
Operating Segments [member] | Gas Segment [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization
Transmission operation and maintenance revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue				43		45
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas				2,298		1,995
Fine for violation of continuity indicator
Other operating revenues
Sector / Regulatory charges reported as Deductions from revenue				(483)		(421)
NET REVENUE				1,858		1,619
Operating Segments [member] | Other Segments [member]
Disclosure of revenue [line items]
Other operating revenues			113
Sector / Regulatory charges reported as Deductions from revenue			(8)
NET REVENUE			R$ 105	324
Operating Segments [member] | Other Segments [member] | Restated [member]
Disclosure of revenue [line items]
Revenue from supply of energy
Revenue from Use of Distribution Systems (the TUSD charge)
CVA and Other financial components in tariff adjustment
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization				184
Transmission operation and maintenance revenue
Transmission construction revenue
Transmission assets - indemnity revenue
Distribution construction revenue
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified
Gain on inflation updating of concession grant fee
Transactions in energy on the CCEE
Supply of gas
Fine for violation of continuity indicator
Other operating revenues				151		145
Sector / Regulatory charges reported as Deductions from revenue				(12)		(11)
NET REVENUE				R$ 323		R$ 134

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component;